Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEBT COMMITMENTS
Trade and other payables	$ 229.0	$ 170.9
Long-term debt	396.0	394.9
Interest payable on long-term debt	120.0	150.0
Total debt commitments	1,578.0	1,503.0
New Afton
DEBT COMMITMENTS
Non-current financial liabilities	659.0	598.6
Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	217.0	225.7
Accounts Payable excluding current portion of Gold Stream Obligation
DEBT COMMITMENTS
Trade and other payables	182.0	128.7
Principle of Long Term Debt
DEBT COMMITMENTS
Long-term debt	400.0	$ 400.0
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	182.0
Long-term debt	0.0
Interest payable on long-term debt	30.0
Total debt commitments	288.7
Less than 1 year | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	42.7
Less than 1 year | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	34.0
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	60.0
Total debt commitments	283.3
Between 1 and 3 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	146.3
Between 1 and 3 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	77.0
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	400.0
Interest payable on long-term debt	30.0
Total debt commitments	797.0
4-5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	313.0
4-5 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	54.0
After 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	0.0
Total debt commitments	209.0
After 5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	157.0
After 5 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	$ 52.0